Management of Capital (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Shareholder's equity	$ 2,721.1	$ 2,735.6
Managed capital		$ 2,735.6